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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 1999
                                                ------------------------------

Check here if Amendment [X]; Amendment Number:           1
                                                ---------------------

This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Adams, Harkness & Hill, Inc.
        -------------------------------------------------------

Address:  Sixty State Street, Suite 1200
        -------------------------------------------------------
          Boston, MA  02109
        -------------------------------------------------------

        -------------------------------------------------------

Form 13F File Number: 28- 05469
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     J. Eric Anderson
        -------------------------------------------------------

Title:    Director of Compliance
        -------------------------------------------------------

Phone:    (617) 371-3900
        -------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ J. Eric Anderson                                       Boston, MA                                     02/28/2000
-------------------------------       ------------------------------------------------------       ----------------------
          [Signature]                                     [City, State]                                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]  None

Form 13F File Number       Name
                           ----------------------------------------------------
28-
   --------------------
[Repeat as necessary.]

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                                    FORM 13F

                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        ---------------------------------------

Form 13F Information Table Entry Total: 94
                                        ---------------------------------------

Form 13F Information Table Value Total: $ 155,836.9
                                         --------------------------------------
                                                    (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

   No.     Form 13F File Number       Name   None

           28-
---------     --------------------    ----------------------------------------
[Repeat as necessary.]



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

                                                                          Value                  Other        Voting Authority
Name of Security                         Class             Cusip         (x1000)      Quantity  Managers   Sole    Shared    None


ADE CORPORATION                       Common Stock       00089C107       9241.7        560100              Yes
ALKERMES INC.                         Common Stock       01642T108       3065.4         62400              Yes
ALLSCRIPTS                            Common Stock       019886100       1839.2         41800              Yes
ALPHA INDUSTRIES                      Common Stock       020753109       1541.7         26900              Yes
AMBI INC.                             Common Stock       00163N102       1373.9        556500              Yes
AMERICAN INT'L                        Common Stock       026874107         20.3         187.5              Yes
AMERICAN MGMT SYS INC                 Common Stock       027352103         80.8          2575              Yes
AMERICAN MOBILE SATELLITE             Common Stock       02755R103       1790.3         85000              Yes
AMERICAN PWR CONVERSION               Common Stock       029066107        783.3         29700              Yes
ASECO CORP                            Common Stock       043659101         34.8         11350              Yes
ASTROPOWER INC                        Common Stock       04644A101       1213.8         86700              Yes
BALANCE BAR                           Common Stock       057623100       1519.2        111500              Yes
BP AMOCO PLC SPONSORED ADR                     ADR       055622104        386.7          6520              Yes
BRISTOL-MYERS SQUIBB                  Common Stock       110122108        402.6          6272              Yes
CANYON RESOURCES CORP                 Common Stock       138869102          0.5          2143              Yes
CASELLA WASTE SYTEMS INC.             Common Stock       147448104        735.0         38938              Yes
CHAMPION INT'L CORP                   Common Stock       158525105          6.2           100              Yes
CHROMAVISION MED SYS INC              Common Stock       17111P104       1625.7        106600              Yes
CITIGROUP, INC                        Common Stock       172967101         24.9           447              Yes
COGNEX CORP                           Common Stock       192422103          7.8           200              Yes
COMPUSA INC                           Common Stock       204932107        174.2         34400              Yes
CONCUR TECHNOLOGIES INC.              Common Stock       206708109        290.0         10000              Yes
CP CLARE CORP                         Common Stock       12615K107         39.4          3750              Yes
DENDRITE INTL INC.                    Common Stock       248239105         16.9           500              Yes
DIONEX COM CORP.                      Common Stock       254546104        811.4         19700              Yes
DTE ENERGY                            Common Stock       233331107          1.7            55              Yes
EATON VANCE CORP COM NON VTG          Common Stock       278265103      22656.6        596225              Yes
FIRST FINL FD INC                     Common Stock       320228109        384.4         50000              Yes
FORD MOTOR                            Common Stock       345370100          5.8           108              Yes
GENERAL ELECTRIC CO                   Common Stock       369604103        309.5          2000              Yes
HEWLETT-PACKARD                       Common Stock       428236103        364.0          3200              Yes
HI-RISE RECYCLING SYS INC             Common Stock       428396105        965.8        441500              Yes
IDACORP INC HLDG CO                   Common Stock       451107106         10.7           400              Yes
IMS HEALTH INC                        Common Stock       449934108         16.3           600              Yes
INTEL CORP                            Common Stock       458140100        115.2          1400              Yes
INTER TEL INC.                        Common Stock       458372109       3235.0        129400              Yes
INTERNET CAPITAL GROUP                Common Stock       46059C106        258.4          1520              Yes
INVESTORS FINANCIAL SERVICES CORP     Common Stock       461915100      10797.2        234722              Yes
IONICS INC.                           Common Stock       462218108       1060.3         37700              Yes
J.P. MORGAN & CO                      Common Stock       616880100        101.3           800              Yes
JOHNSON & JOHNSON COM                 Common Stock       478160104         93.3          1000              Yes
JUST FOR FEET                         Common Stock       48213P106          0.0          3550              Yes
KELLOGG CO.                           Common Stock       487836108         12.3           400              Yes
KINROSS GOLD CORP                     Common Stock       496902107         32.3         17225              Yes
LYCOS INC.                            Common Stock       550818108        117.8          1480              Yes
MACROMEDIA INC                        Common Stock       556100105       1133.4         15500              Yes
MCKESSON HBOC INC.                    Common Stock       58155Q103         93.1          4137              Yes
MECON INC                             Common Stock       58400M105       1302.9        120500              Yes
MEDIALINK WORLDWIDE INC.              Common Stock       58445P105        304.8         37800              Yes
MEDIMMUNE INC.                        Common Stock       584699102       3168.2         19100              Yes
MEMC ELECTR MATLS INC                 Common Stock       552715104        245.0         20000              Yes
MICROSOFT CORP COM                    Common Stock       594918104        380.6          3260              Yes
MINNESOTA POWER                       Common Stock       604110106          6.8           400              Yes
MOTOROLA INC                          Common Stock       620076109         29.5           200              Yes
NASHUA CORPORATION                    Common Stock       631226107         32.6          4350              Yes
NATROL INC                            Common Stock       638789107        630.0         90000              Yes
NATURAL MICROSYSTEMS CORP             Common Stock       638882100        149.8          3200              Yes
NBTY INC                              Common Stock       628782104        578.1         50000              Yes
NETOPTIX CORP                         Common Stock       64116F103      31552.7        472700              Yes
NOVELLUS SYSTEMS INC                  Common Stock       670008101        126.2          1030              Yes
ONESOURCE INFORMATION SERVICES INC.   Common Stock       68272J106       1071.0         79700              Yes
OPTA FOOD INGREDIENTS INC.            Common Stock       68381N105        780.5        249750              Yes
PAC-WEST TELECOM INC                  Common Stock       69371Y101         98.1          3700              Yes
PARAMETRIC TECHNOLOGY CORP            Common Stock       699173100        249.0          9200              Yes
PARTY CITY CORP                       Common Stock       702145103          9.6          5500              Yes
PCD INC                               Common Stock       69318P106        777.9        115250              Yes
PINNACLE WEST CAPITAL                 Common Stock       723484101          3.1           100              Yes
PROCTOR & GAMBLE CO.                  Common Stock       742718109        285.7          2608              Yes
PROJECT SOFTWARE & DEV INC.           Common Stock       74339P101       8325.0        150000              Yes
QLT PHOTOTHERAPEUTICS INC             Common Stock       746927102       2949.3         50200              Yes
QUALCOMM INC COM                      Common Stock       747525103        369.9          2100              Yes
RENAISSANCE WORLDWIDE INC.            Common Stock       75968A109        442.5         60000              Yes
REXALL SUNDOWN INC                    Common Stock       761648104        515.6         50000              Yes
S1 CORPORATION                        Common Stock       78463B101       4156.3         53200              Yes
SABRE GROUP HLDG INC.                 Common Stock       785905100       1025.0         20000              Yes
SAFEGUARD SCIENTIFICS INC             Common Stock       786449108       6259.2         38400              Yes
SAFETY 1ST INC.                       Common Stock       786475103       2002.5        267000              Yes
SCANSCOURCE                           Common Stock       806037107        239.3          5900              Yes
STATE ST BOSTON CORP                  Common Stock       857477103        175.4          2400              Yes
TEXAS INSTRS INC. COM                 Common Stock       882508104       2899.9         30011              Yes
THERMO BIOANALYSIS CORP COM           Common Stock       88355H108       1572.9         85600              Yes
THERMO TRILOGY CORP                   Common Stock       8836009A8        247.5         30000              Yes
TIER TECHNOLOGY                            Class B       88650Q100        890.5        105538              Yes
TIME WARNER                           Common Stock       887315109         14.5           200              Yes
TWINLAB CORP.                         Common Stock       901774109        317.5         40000              Yes
UNITED NATURAL FOODS, INC.            Common Stock       911163103       3603.6        300300              Yes
US INTERACTIVE INC                    Common Stock       90334M109         55.0          1280              Yes
VESTAS WIND SYSTEMS A/S               Common Stock       995444890       1464.5          8300              Yes
WEBHIRE INC                           Common Stock       94768W104       1906.9        113000              Yes
WEIDER NUTRITION INT'L INC                 Class A       948603105        258.1         70000              Yes
WHOLE FOODS MKT INC.                  Common Stock       966837106       2311.8         49850              Yes
XEROX CORP                            Common Stock       984121103         11.3           500              Yes
YORK RES. CORP                        Common Stock       987048105        788.3        210200              Yes
ZOLL MEDICAL CORP                     Common Stock       989922109       2463.1         64500              Yes

                                                                                     155836.9